Financial Instruments and Fair Value Disclosures - Other Fair Value Measurements (Details) - USD ($) $ in Thousands			1 Months Ended	12 Months Ended
	Mar. 31, 2020	Mar. 08, 2020	Sep. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Nov. 29, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Asset Impairment Charges					$ 104,395	$ 13,987
Gain Loss On Sale Of Property Plant Equipment				$ 1,360	(1,085)	(6,171)
Property and equipment, net (Note 5)				643,450	716,178	$ 882,297
Investments in related parties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure				7,575
Series B Preferred Stock | Equity Securities, Investment In Oceanpal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure							$ 5
Series C Preferred stock | Equity Securities, Investment In Oceanpal
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure							$ 7,570
Level 2 | Investments in related parties
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure				$ 7,575
Non recurring fair value measurements
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value					197,121
Total gains/(loss)					(101,837)
Non recurring fair value measurements | Long Lived Assets Held For Use, Excluding Calipso
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value	$ 166,430				166,430
Asset Impairment Charges	93,338				93,338
Unamortized deferred costs	1,343
Property and equipment, net (Note 5)	$ 258,425
Non recurring fair value measurements | Long Lived Assets Held For Use, Calipso
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value		$ 7,330			7,330
Assets, Fair Value Gain		201			201
Property and equipment, net (Note 5)		$ 7,130
Non recurring fair value measurements | Long Lived Assets Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value			$ 23,361		23,361
Asset Impairment Charges					8,700
Carrying value			31,933
Unamortized deferred costs			128
Impairment charge			$ 8,700
Non recurring fair value measurements | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value					23,361
Non recurring fair value measurements | Level 1 | Long Lived Assets Held For Sale
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value					23,361
Non recurring fair value measurements | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value					173,760
Non recurring fair value measurements | Level 2 | Long Lived Assets Held For Use, Excluding Calipso
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value					166,430
Non recurring fair value measurements | Level 2 | Long Lived Assets Held For Use, Calipso
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value					$ 7,330